SCHEDULE OF INTANGIBLE ASSETS NET (Details) - Seamless Group Inc. [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 35,675,049	$ 33,443,733
Less: accumulated amortization	(26,483,336)	(23,593,955)
Intangible assets, net	9,191,713	9,849,778
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	22,778,055	20,546,739
Developed Technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	5,853,354	5,853,354
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 7,043,640	$ 7,043,640